Offerings - Offering: 1	Apr. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered	200,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note
(1)The Deferred Compensation Obligations are unsecured obligations to pay deferred compensation in the future in accordance with the terms of the OptumCare Executive Saving Plan.
(2)Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(h) under the Securities Act of 1933, as amended.